Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document And Entity Information
Entity Registrant Name	ZIM CORP
Entity Central Index Key	0001124160
Document Type	20-F
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	125,460
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

Consolidated Statements of Operations (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenue
Mobile	$ 179,184	$ 280,339	$ 320,784
Software	473,448	394,366	162,964
Software maintenance and consulting	1,205,908	1,335,066	1,113,717
Total revenue	1,858,540	2,009,771	1,597,465
Operating expenses
Cost of revenue	158,380	261,437	178,462
Selling, general and administrative	1,054,197	1,114,610	1,047,627
Research and development	604,169	629,258	482,629
Amortization of intangible assets	10,885	4,251
Total operating expenses	1,827,631	2,009,556	1,708,718
Income (loss) from operations	30,909	215	(111,253)
Other income:
Gain on disposition of assets			43
Gain on settlement			171,400
Interest income , net	124,381	108,278	30,615
Total other income	124,381	108,278	202,058
Income (loss) before income taxes	155,290	108,493	90,805
Income tax benefit	$ 295,759	$ 258,304	$ 213,962
Net income	$ 451,049	$ 366,797	$ 304,767
Basic and diluted income per share	$ 0.004	$ 0.003	$ 0.003
Weighted average number of shares outstanding	125,460,867	123,125,251	113,132,100

Consolidated Balance Sheets (USD $)	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Current assets
Cash and cash equivalents	$ 1,762,171	$ 1,770,990	$ 1,160,881
Accounts receivable, net	191,296	118,429	224,444
Investment tax credits receivable	259,720	273,096	236,235
Other tax credits	40,724	53,107
Prepaid expenses	25,198	34,627	45,068
Total Current Assets	2,279,109	2,250,249	1,666,628
Investments	300,557	113,190	95,147
Long term deposits	9,722	9,722
Intangible assets	35,031	47,200
Property and equipment, net	33,871	38,880	65,844
Total Assets	2,658,290	2,459,241	1,827,619
Current liabilities
Accounts payable	23,790	30,974	26,858
Accrued liabilities	53,386	89,333	47,557
Deferred revenue	171,414	241,785	315,339
Total current liabiliities	248,590	362,092	389,754
Deferred rent			11,317
Shareholders' equity:
Preferred shares, no par value, non-cumulative dividend at a rate to be determined by the Board of Directors redeemable by the holder for CDN $1 per share. Unlimited authorized shares; issued and outstanding NIL shares at March 31, 2012 and 2011.
Common shares, no par value, Unlimited authorized shares; 125,460,867 shares issued and outstanding as at March 31, 2012 and 125,460,867 shares as at March 31, 2011.	19,262,796	19,262,796	19,162,796
Additional paid-in capital	2,825,571	2,798,275	2,726,762
Accumulated deficit	(20,112,481)	(20,563,530)	(20,930,327)
Accumulated other comprehensive income	433,814	599,608	467,317
Total shareholders' equity	2,409,700	2,097,149	1,426,548
Total liability and equity	$ 2,658,290	$ 2,459,241	$ 1,827,619

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Mar. 31, 2011
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued	125,460,867	125,460,867
Common shares outstanding	125,460,867	125,460,867

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
OPERATING ACTIVITIES
Net income	$ 451,049	$ 366,797	$ 304,767
Items not involving cash:
Depreciation of property and equipment	14,986	37,943	51,038
Amortization of intangible asset	10,885	4,251
Gain on disposition of assets			(43)
Stock-based compensation	27,296	171,513	112,184
Changes in operating working capital:
Decrease (increase) in accounts receivable	(72,867)	106,015	(67,630)
Decrease (increase) in investment tax credits	13,376	(36,861)	(16,160)
Increase in other tax credits	12,383	(53,107)
Decrease (increase) in prepaid expenses	9,429	10,441	(359)
(Increase) in long term deposits		(9,722)
Increase (decrease) in accounts payable	(7,184)	4,116	9,526
Increase (decrease) in accrued liabilities	(35,947)	41,776	791
Increase (decrease) in deferred revenue	(70,371)	(73,554)	23,481
Cash flows provided by operating activities	353,461	569,608	417,595
INVESTING ACTIVITIES
Purchase of property and equipment	(9,977)	(10,978)	(6,117)
Proceeds on sale of assets			43
Purchase of intangible asset		(51,451)
Purchase of investment	(187,367)	(10,290)	(95,147)
Cash flows used in investing activities	(197,344)	(72,719)	(101,221)
FINANCING ACTIVITIES
Proceeds from loan from related party
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(164,936)	113,220	204,293
Increase in cash and cash equivalents	(8,819)	610,109	520,667
Cash and cash equivalents, beginning of year	1,770,990	1,160,881	640,214
Cash and cash equivalents, end of year	$ 1,762,171	$ 1,770,990	$ 1,160,881

Consolidated Statements of Shareholders' Equity (USD $)	Common shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Total
Beginning Balance, Amount at Mar. 31, 2009	$ 19,131,789	$ 2,645,585	$ (21,235,095)	$ 234,911	$ 777,190
Beginning Balance, Shares at Mar. 31, 2009	105,460,867
Shares issued, shares	10,000,000
Shares issued, amount	31,007				31,007
Stock options granted		81,177
Net income			304,767		304,767
Cumulative translation adjustment				232,407
Total comprehensive income					537,174
Ending Balance, Amount at Mar. 31, 2010	19,162,796	2,726,762	(20,930,327)	467,317	1,426,548
Ending Balance, Shares at Mar. 31, 2010	115,460,867
Shares issued, shares	10,000,000
Shares issued, amount	100,000
Stock options granted		71,513			71,513
Net income			366,797		366,797
Cumulative translation adjustment				132,291
Ending Balance, Amount at Mar. 31, 2011	19,262,796	2,798,275	(20,563,530)	599,608	2,097,149
Ending Balance, Shares at Mar. 31, 2011	125,460,867				125,460,867
Stock options granted		27,296			27,296
Net income			451,049		451,049
Cumulative translation adjustment				(165,794)
Total comprehensive income					285,255
Ending Balance, Amount at Mar. 31, 2012					$ 2,409,700
Ending Balance, Shares at Mar. 31, 2012					125,460,867

Nature of Operations	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Nature of Operations

1 - NATURE OF OPERATIONS

COMPANY OVERVIEW

ZIM Corporation (“ZIM” or the “Company”) is a provider of software products and services for the database and mobile markets. ZIM products and services are used by enterprises in the design, development and management of business, database and mobile applications. ZIM also provides mobile content to the consumer market.

BUSINESS DEVELOPMENT

ZIM was formed under the laws of Canada on October 17, 2002 in order to purchase ZIM Technologies International Inc. (“ZIM Technologies”), which was formed in 1997 to acquire the software technology now called the ZIM Integrated Development Environment (the “ZIM IDE software”). On February 10, 2004, ZIM purchased UK-based short messaging service (“SMS”) firms EPL Communications Limited and E-Promotions Limited (together referred to as “EPL”). During the fiscal year ended March 31, 2006, EPL was dissolved and all operations were transferred to ZIM Corporation in Canada. ZIM is also the sole shareholder of ZIM Technologies do Brazil Ltda., a company incorporated in Brazil that distributes the ZIM IDE Software, and PCI Merge, Inc., a Florida based holding company with no operations. Until March 31, 2004, ZIM was the sole shareholder of ZIM Technologies, a Canadian federal corporation and the chief operating company of the ZIM group of companies. On April 1, 2004, ZIM Corporation and ZIM Technologies amalgamated into ZIM Corporation. On April 1, 2006, ZIM purchased a US-based mobile content company called Advanced Internet Inc. (“AIS”).

BUSINESS OF THE COMPANY

ZIM started operations as a developer and provider of database software known as ZIM IDE software. ZIM IDE software is used by companies in the design, development, and management of information databases and mission critical applications. The Company continues to provide this software and support services to its client base.

Beginning in 2002, the Company expanded its business to include opportunities associated with mobile products.  Prior to fiscal 2007, the Company focused on developing products and services for the wireless data network infrastructure known as SMS or text messaging. Although SMS will continue to provide a minimal amount of revenue within the mobile segment of ZIM’s operations, with the acquisition of AIS, the Company shifted its corporate focus to include offering mobile content directly to end users.

In fiscal 2008, ZIM added the ZIM TV service and in partnership with the International Table Tennis Federation (“ITTF”) provided development and hosting services for IPTV to ITTF end users. However, due to low sales volumes ZIM exited this market in fiscal 2009.

Significant Accounting Policies	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Significant Accounting Policies

2 - SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("US GAAP").

PRINCIPLES OF CONSOLIDATION

These consolidated financial statements include the accounts of the Company and its subsidiaries, all of which are wholly owned. The results of operations for acquisitions are included in these consolidated financial statements from the date of acquisition. Inter-company transactions and balances are eliminated upon consolidation.

USE OF ESTIMATES

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the period. Estimates have been made by management in several areas, including, but not limited to, the realizability of accounts receivable, the valuation allowance associated with deferred income tax assets, investment tax credits, expected useful life of property and equipment, the fair value calculation with respect to the stock options, and the accrued accounts receivable and accrued accounts payable related to our premium SMS business. Actual results may differ from those estimates.

COMPREHENSIVE INCOME

Comprehensive income includes net income and other comprehensive income ("OCI"). OCI refers to changes in net assets from transactions and other events and circumstances other than transactions with shareholders. These changes are recorded directly as a separate component of shareholders' equity and excluded from net income. The only other comprehensive income item for the Company relates to foreign currency translation adjustments relating to the translation of the financial statements from their functional currency into the reporting currency.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents.

ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable are recorded at the invoiced amount net of an allowance for doubtful accounts. The Company determines its allowance for doubtful accounts by considering a number of factors, including the age of the receivable, the financial stability of the customer, discussions that may have occurred with the customer and management's judgment as to the overall collectability of the receivable from that customer. The Company writes off accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to selling, general and administration accounts in the period of recovery.

REVENUE RECOGNITION

The Company derives revenue from two sources: enterprise software, including maintenance and consulting services and mobile services and applications. Enterprise software involves providing enterprise software for designing, developing and manipulating database systems and applications. Mobile services involve providing SMS and other content applications and services. The Company presents revenues net of sales tax and other related taxes.

ENTERPRISE SOFTWARE REVENUE RECOGNITION

ZIM records revenues from the perpetual license of the Company's software products and the sale of related maintenance and consulting. The Company's standard license agreement provides a license to use the Company's products based on the number of licensed users. The Company may license its software in multiple element arrangements if the customer purchases maintenance in conjunction with the software.

The Company recognizes revenue pursuant to the requirements of the ASC 985-605 "Software Revenue Recognition". Revenue is recognized using the residual method when Vendor-specific objective evidence of fair value exists for all of the undelivered elements in the arrangement, but does not exist for one or more delivered elements. The Company allocates revenue to each undelivered element based on its respective fair value determined by the price charged when that element is sold separately. The Company defers revenue for the undelivered elements and recognizes the residual amount of the arrangement fee, if any. The separate elements of the arrangements are considered to be separate units of accounting.

Under ASC 958-605, revenue is recognized when the following four criteria have been met:

•	persuasive evidence of an arrangement exists;
•	delivery has occurred;
•	the fee is fixed and determinable; and
•	collectability is probable.

The Company records revenue as earned as evidenced by contracts or invoices for its services at prices established by contract, price list and/or fee schedule less applicable discounts. If at the outset of an arrangement the Company determines that the arrangement fee is not fixed or determinable, revenue is deferred until the arrangement fee becomes due. If at the outset of an arrangement the Company determines that the collectability is not probable, revenue is deferred until payment is received.

Collectability is assessed based on the collection history of the client, current economic trends, customer concentrations and customer credit worthiness. Delivery of the software has occurred once the customer has accepted the product or has been provided with permanent keys to the file transfer protocol ("FTP") site. If an arrangement allows for customer acceptance of the software or services, the Company defers revenue recognition until the earlier of customer acceptance or when the acceptance right lapses.

MAINTENANCE AND CONSULTING REVENUE RECOGNITION

Maintenance revenues are recognized equally over the term of the maintenance contract. The liability relating to the received but unearned portion of maintenance revenues is recognized as deferred revenues.

Consulting revenue, which represents services provided on a per diem basis to customers, is recognized as the services are performed as there are no customer acceptance provisions involved in these types of arrangements.

In general, credit terms of 30 days are extended to customers with a small number of customers receiving extended payment terms based on the long standing relationship with ZIM.

MOBILE REVENUE RECOGNITION

Revenues from the Company’s mobile segment are derived principally from providing aggregation services and from their mobile content portals.

Aggregation services. Aggregation services occur when ZIM sends messages from its customers through mobile operators to end users on their cell phones. In this situation, the Company contracts with its customers that cannot connect directly to the mobile operators and with the third party mobile operators or other aggregators directly for the transmission of the messages. Net revenues are recognized in the month in which the service is performed, provided no significant ZIM obligations remain. ZIM relies on a number of mobile network operators and other aggregators globally to deliver its services. Generally, (i) within 15 to 45 days after the end of each month, ZIM receives a statement from each of the operators or aggregators confirming the amount of charges billed to that operator's mobile phone users and (ii) within 30 to 90 days after delivering a monthly statement, each operator or aggregator remits the fees for the month to ZIM. ZIM arranges to pay the mobile content provider a set amount per message under a revenue sharing arrangement. ZIM nets this revenue share fee against the revenue it receives from the mobile operators in accordance with ASC 605.

Revenues are recorded on a net basis as the mobile content provider is the primary obligor in the transaction as they manage and market the content, which ZIM then distributes. ZIM’s role within the transaction is limited to providing transportation and a billing mechanism for the mobile content provider.

Mobile content portals. On April 1, 2006 ZIM acquired two internet portals offering mobile content. Consumers are able to download ring tones and wallpapers directly from the internet sites to their mobile phones. The majority of consumers choose to pay for the content with their credit card with the balance of consumers paying through the use of a premium message. If they use a premium message to pay for their content, the charge is paid on their cell phone bill.

Revenues from all sales are recorded on a gross basis as ZIM manages and markets the content ZIM distributes. Revenue on mobile content is recognized at the point of sale, when the customer purchases content from the websites.

RESEARCH AND DEVELOPMENT EXPENSES

Costs related to research, design and development of products and applications are charged to research and development expense as incurred. Software development costs are capitalized beginning when a product's technological feasibility has been established, which generally occurs upon completion of a working model, and ending when a product is available for general release to customers. All subsequent costs are expensed as incurred. To date, completing a working model of the Company's products and the general release of the products has substantially coincided. The Company has not capitalized any software development costs since such costs have not been significant.

ADVERTISING

Advertising costs are expensed as incurred. Advertising costs amounted to $NIL for the year ended March 31, 2012 ($NIL for the year ended March 31, 2010, $NIL for the year ended March 31, 2009).

TRANSLATION OF FOREIGN CURRENCIES

The Company's reporting currency is the US dollar and the functional currency is the Canadian dollar for ZIM Corporation, US Dollar for AIS and Brazilian Reals for ZIM do Brazil .

The accounts of the Company's subsidiaries that are recorded in the Company's functional currency, the Canadian dollar, remeasure their foreign currency transactions as follows: gains or losses from foreign currency transactions such as those resulting from the settlement of receivables or payables denominated in foreign currency, are remeasured at the weighted average exchange rates for the period and are included in the statement of operations of the current period. For the years ended March 31, 2012, 2011, and 2010, the Company recognized a foreign exchange loss of $4,064 a foreign exchange loss of $1,914, and a foreign exchange loss of $27,167, respectively, in the accompanying consolidated statements of operations in the selling, general and administration line.

The translation of the Company's financial statements from the functional currency to its reporting currency is performed as follows: all assets and liabilities are translated into US dollars at the rate of exchange in effect at the balance sheet date. Equity transactions are translated at the exchange rate in effect at the date of the transaction. Revenues, expenses and cash flow amounts are translated at the weighted average exchange rates for the period. The resulting translation adjustments are included in other comprehensive income in shareholders' equity. The translation adjustments did not result in a tax impact.

 INCOME TAXES

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. When necessary, a valuation allowance is recorded to reduce the tax assets to an amount for which realization is more likely than not. The effect of changes in tax rates is recognized in the period in which the rate change occurs.

The Company qualifies for scientific research and development expenditures. Refundable investment tax credits are recorded as a reduction of income tax expense when it is more likely than not that the credits will be realized. Other non-refundable investment tax credits not utilized in the current year can be used to offset income taxes in future years.

EARNINGS PER SHARE

Basic earnings per share are computed by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share are calculated giving effect to the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted to such shares at the later of the beginning of the period or the issuance date. This method is used to determine the dilutive effect of common shares. The treasury stock method is used to determine the dilutive effect of warrants and stock options. The treasury stock method assumes that proceeds received from the exercise of in-the-money share purchase warrants and stock options are used to repurchase common shares at the average market price during the period.

STOCK OPTIONS AND GRANTS

ZIM utilizes the provisions of ASC 718 and ASC 505 to account for stock-based awards granted to employees and consultants, respectively. ASC 718 requires measurement of compensation cost for all stock-based awards at fair value on the date of grant and recognition of compensation expense over the service period for awards expected to vest. Under ASC 505, stock-based awards granted to consultants are measured at fair value and compensation expense is recognized on the date at which the consultant's performance is complete which, for the Company, is on the date of grant.

The fair value of stock options is determined using the Black Scholes-Merton option pricing model. The expected dividend yield is based on historical dividend payouts, the expected volatility is based on historical volatilities of company stock for a period approximating the expected life; the risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option; and the expected life represents the period of time the options are expected to be outstanding and is based on historical trends. The weighted average assumptions used in the computations are as follows:

	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2010

Risk-free interest rates	0.31%	1.00%	0.93%
Expected volatility	78%	120%	207%
Dividend yield	-	-	-
Expected life of options (years)	3.0	2.5	2.0

PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost. Depreciation is provided over the estimated useful lives of the underlying assets using the following methods and rates:

Computer equipment	40%	Declining balance
Software	40%	Declining balance
Office furniture and equipment	40%	Declining balance
Voice communications equipment	20%	Declining balance
Leasehold improvements	5 years	Straight line over the lesser of 5 years or the term of the underlying lease

LEASES

Leases are classified as either capital or operating in nature. Capital leases are those that substantially transfer the benefits and risks of ownership to the Company. Assets acquired under capital leases are amortized at the same rates as those described for property and equipment. Obligations recorded under capital leases are reduced by the principal portion of lease payments. The imputed interest portion of lease payments is charged to expense. Operating leases are expensed as incurred.

IMPAIRMENT OF PROPERTY AND EQUIPMENT

Property and equipment is tested for impairment when evidence of a decline in value exists, and adjustments to estimated fair value are made if the asset is impaired. ASC 360-10-35 “Accounting for the Impairment or Disposal of Long-Lived Assets” requires that, whenever events and circumstances indicate that the Company may not be able to recover the net book value of its productive assets, that the assets are deemed impaired and are to be written down to their estimated fair value through a charge to earnings. The guidance states that fair values may be estimated using discounted cash flow analysis or quoted market prices, together with other available information. Under the provisions of ASC 360-10-35, the Company reviewed its property and equipment assets for impairment to determine if there were events or changes in circumstances that would indicate that the carrying amount of the assets may not be recoverable through future cash flows. It was determined that no impairment was evident.

INTANGIBLE ASSETS

Intangible assets that are determined to have finite lives are amortized on the straight-line method over their estimated useful lives, which is 60 months.

Intangible assets are tested for impairment when evidence of a decline in value exists, and adjustments to estimated fair value are made if the asset is impaired. ASC 360-10-35 “Accounting for the Impairment or Disposal of Long-Lived Assets” requires that, whenever events and circumstances indicate that the Company may not be able to recover the net book value of its productive assets, that the assets are deemed impaired and are to be written down to their estimated fair value through a charge to earnings. The guidance states that fair values may be estimated using discounted cash flow analysis or quoted market prices, together with other available information. Under the provisions of ASC 360-10-35, the Company reviewed its intangible assets for impairment to determine if there were events or changes in circumstances that would indicate that the carrying amount of the assets may not be recoverable through future cash flows. It was determined that no impairment was evident.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

ASU 2010-13:

In April, 2010, the FASB issued Accounting Standards Update 2010-13 (ASU 2010-13), "Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades".  This update addresses whether an employee stock option should be classified as a liability or as an equity instrument if the exercise price is denominated in the currency in which a substantial portion of the entity’s equity securities trade. That currency may differ from the entity’s functional currency and from the payroll currency of the employee receiving the option.  The guidance requires equity treatment for share-based payment awards that have an exercise price denominated in the currency of the market in which a substantial portion of the company’s equity shares trade, assuming all other criteria for equity classification are met. The final consensus is consistent with the guidance in the proposed ASU on this Issue, except that it clarifies that an entity cannot choose to account for such awards as a liability if the award otherwise qualifies for equity classification.  The amended guidance is effective for fiscal years, and for interim periods within those fiscal years, beginning on or after December 15, 2010. In the period of adoption, entities must record a cumulative effect adjustment to the opening balance of retained earnings for that year, presented separately for all outstanding awards as of the beginning of the fiscal year in which the new guidance is initially applied.  Early adoption is permitted. If an entity elects early application and the period of adoption is not the first reporting period in the entity’s fiscal year, the amended guidance must be applied through retrospective application from the beginning of the entity’s fiscal year.  Management is currently assessing the impact of that adoption of this authoritative guidance will have, if any, on the Company's consolidated financial statements.

From time to time, new accounting pronouncements are issued by the FASB or other standards setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company’s management believes that the impact of recently issued standards that are not yet effective will not have any significant impact on the consolidated financial statements upon adoption.

Accounting for Uncertain Tax Positions	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Accounting for Uncertain Tax Positions

3 - ACCOUNTING FOR UNCERTAIN TAX POSITIONS

The Company recognizes any interest accrued related to unrecognized tax benefits in interest and penalties in income tax benefit in the Consolidated Statement of Operations.

At March 31, 2012, the Company had $80,898 in unrecognized tax benefits, related to estimated Investment Tax Credits for research and development in Canada, which would favorably impact the Company’s effective tax rate if subsequently recognized. The unrecognized tax benefits as at March 31, 2011, that were subsequently realized in fiscal 2012, were $88,075. The unrecognized tax benefits as at March 31, 2010, that were subsequently realized in fiscal 2011, were $70,504.

The following table indicates the changes to the Company’s unrecognized tax benefits for the year ended March 31, 2012.

Unrecognized Tax Benefit
Balance at April 1, 2011	88,075
Foreign exchange effects	(3,694)
Settlement with taxing authorities in 2012	(84,381)
Addition based on tax position in 2012	80,898
Balance at March 31, 2012	80,898

Gain on Investment	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Gain on Investment

4 – GAIN ON SETTLEMENT

In the first quarter of fiscal 2010, the Company negotiated an out of court settlement of an unrecognized claim. The full amount of the settlement was $214,961, subject to certain terms. Due to the inherent uncertainty of this contingent gain, it will be recorded at the time funds are received. As of March 31, 2010, $171,400 has been received and the company determined that it will not receive the remainder of the settlement.

Investments	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Investments

5 – INVESTMENTS

On October 21, 2009 ZIM Corporation made a $95,147 investment in Seregon Solutions Inc..

The investment consisted of the purchase of 61,480 common shares and 69,677 warrants. Depending on the fiscal 2010 results of Seregon each warrant was convertible, at no cost to ZIM, to a portion of a common share or would have expired with no action. The warrants converted during fiscal 2011 and ZIM gained an additional 69,677 common shares to a total of 131,157. With the additional shares provided to ZIM, ZIM will not gain significant influence, nor control, over Seregon.

There have been no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment in Seregon . There was a $4,943 net gain due to foreign exchange.

On May 31, 2010 ZIM Corporation made a $10,290 investment in LW CPI through Investpro Securities.

The LW CPI program, through the listing of a series of capital pool companies on the TSX (Toronto Stock Exchange) is aiming to become the leading capital pool route to public capital market funding for burgeoning technology firms. There was a $281 net loss due to foreign exchange.

On June 29th, 2011 ZIM Corporation made an equity investment in Connecting People For Health Co-operative Ltd.

Connecting People for Health Co-operative Ltd. (CP4H) is owned by a large and varied base of co-operatives and Credit Unions that span Atlantic Canada. CP4H has created HealthConnex as a healthcare service for its members. CP4H has been promoting and working toward a more user-driven health care system since it was founded in 2006 by the co-op and credit union sector.

HealthConnex is a health portal providing tools for patients to drive positive change in the health care system, from the patient up. The HealthConnex internet portal provides convenient services and a pay engine that allow patients to connect with their health care team in new and innovative ways. In addition, HealthConnex purchased Benneworth Advanced Systems and the Medical Office Manager product (MOM) which was developed using ZIM's core database technology and language.

ZIM's investment in CP4H is strategic in nature as it provides the company with indirect access to the 1800 medical professionals using MOM and future product opportunities.

The equity interest in CP4H by ZIM is less than 10% and ZIM has no significant influence, as defined in ASC 323-10-15-6, over the corporate decisions of CP4H at this time. Based on these facts and the guidance provided by ASC 325-20 the investment has been accounted for using the cost method.

There have been no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment in CP4H.

On June 29, 2011 ZIM Corporation made a $187,367 investment in Connecting People For Health Cooperative Limited. The investment consisted of the purchase of 200 common shares. There was a $3,091 net gain due to foreign exchange.

Intangible Assets	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Intangible Assets

6 – INTANGIBLE ASSETS

On October 27th, 2010 ZIM purchased all of the technology assets of Torch Technologies for the sum of $50,000 Canadian dollars ($51,451 United States dollars).

The Company has recorded the acquired technology assets as intangible assets on the consolidated balance sheet. This asset is being amortized over 60 months on a straight line basis. Amortization expense for fiscal 2012 was $10,885 and the net book value as at March 31, 2012, was $35,031. Amortization expense for fiscal 2011 was $4,251 and the net book value as at March 31, 2011, was $47,200. There was a $1,284 net loss due to foreign exchange.

Accounts Receivable	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Accounts Receivable

7 - ACCOUNTS RECEIVABLE

	March 31, 2012	March 31, 2011	March 31, 2010
	$	$	$
Trade accounts receivable	185,001	114,299	196,446
Unbilled trade accounts receivable	4,242	2,392	37,754
Allowance for doubtful accounts	-	(561)	(10,654)
Other	2,053	2,299	898
	191,296	118,429	224,444

Property and Equipment	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Property and Equipment

8 - PROPERTY AND EQUIPMENT

March 31, 2012	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	1,025,297	1,012,772	12,524
Software	105,123	94,382	10,740
Office furniture and equipment	230,222	221,760	8,462
Voice communications equipment	25,167	23,023	2,144
Leasehold improvements	151,092	151,092	-
	1,536,900	1,503,029	33,871

March 31, 2011	Cost	Accumulated depreciation	Net book value
	$	$	$

Computer equipment	1,024,046	1,004,538	19,508
Software	93,262	90,917	2,345
Office furniture and equipment	230,222	215,914	14,308
Voice communications equipment	25,167	22,448	2,719
Leasehold improvements	151,092	151,092	-
	1,523,789	1,484,909	38,880

Depreciation expense for the year ended March 31, 2012 was $14,986 ($37,943 for the year ended March 31, 2011, and $51,038 for the year ended March 31, 2010). These expenses are included in the cost of sales account and the selling, general, and administration account.

Line of Credit	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Line of Credit

9 – LINE OF CREDIT

During fiscal 2012, a working capital line of credit was available at approximately $55,045 (equivalent to $50,000 Canadian, the Company’s functional currency) from the Company’s major financial institution. This credit facility is secured by the Company’s assets. In addition, $500,450 (equivalent to $500,000 Canadian, the Company’s functional currency) was available from the Company’s CEO and principal shareholder as an unsecured revolving facility. Amounts drawn on either of these credit facilities bear interest at the prime rate, as published by the Royal Bank of Canada, plus 1.75%.

In order to maintain the working capital line of credit the Company must maintain a Tangible Net Worth of greater than $150,000 Canadian dollars (equivalent to $154,353 US dollars) and a ratio of current assets to current liabilities greater than 1.10:1. During fiscal years 2010, 2011 and 2012 the Company has not been in violation of these covenants.

As at March 31, 2010, March 31, 2011 and March 31, 2012 nothing was drawn down on these lines of credit. The lines of credit do not have defined expiration or renewal dates.

Accrued Liabilities	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Accrued Liabilities

10 - ACCRUED LIABILITIES

	March 31, 2012	March 31, 2011	March 31, 2010
	$	$	$

Employee related accruals	30,838	63,391	39,552
Withholding tax accrual	1,554	2,852	1,317
Trade	20,994	23,090	6,688
	53,386	89,333	47,557

Common Share Issue	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Common Share Issue

11 – COMMON SHARE ISSUE

The Company did not issue any common shares during the years ended March 31, 2012, March 31, 2011 or March 31, 2010 pursuant to the exercise of stock options by employees.

On June 24, 2009, the Company issued 10,000,000 unrestricted common shares to executive officers and consultants in lieu of compensation for services provided. 5,000,000 shares were issued to Dr. Michael Cowpland and 5,000,000 shares were issued to a holding company controlled by Mr. James Stechyson on approval of the other members of the Board of Directors. The share value at the time of the issue was $0.0031 and a compensation expense of $31,007 was recognized.

On June 24, 2010, the Company issued 10,000,000 unrestricted common shares to executive officers and consultants in lieu of compensation for services provided. 5,000,000 shares were issued to Dr. Michael Cowpland and 5,000,000 shares were issued to a holding company controlled by Mr. James Stechyson on approval of the other members of the Board of Directors. The share value at the time of the issue was $0.01 and compensation expense of $100,000 was recognized.

On November 12, 2009, the Board of Directors approved a share repurchase plan. Shares may be repurchased by the company to a maximum of $200 per day and $12,000 per quarter. The repurchase program has no expiration date. As of March 31, 2012 no shares have been repurchased as part of this program.

Related Party Transactions	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Related Party Transactions

12 - RELATED PARTY TRANSACTIONS

Except for the 5,000,000 shares of common stock, valued at $15,504, issued on June 24, 2009 (See Note 11), no remuneration has been recorded in these financial statements for the services of the Chief Executive Officer (CEO) for the fiscal year 2010.

Except for the 5,000,000 shares of common stock, valued at $50,000 issued on June 24, 2010 (See Note 11) and for stock options issued through the year with a fair market value of $7,931 no remuneration has been recorded in these financial statements for the services of the Chief Executive Officer (CEO) for the fiscal year 2011. The CEO is also a director and the controlling shareholder.

Stock Options	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Stock Options

13 - STOCK OPTIONS

During the year ended March 31, 2012, March 31, 2011 and March 31, 2010, the Company issued options to employees and non-employees, and as a result, additional paid in capital has been increased by $27,296, $71,513 and $81,177 respectively.

The increase in additional paid in capital is the value associated with the vesting of options, which is recorded as compensation expense in the statement of operations.

Under ZIM’s Employee Stock Option Plan, the Company may grant options to its officers, directors and employees for up to 27,200,000 common shares. As at March 31, 2012, 20,027,985 (March 31, 2011, 20,205,382 and March 31, 2010, 19,891,445) options were outstanding under the Employee Stock Option Plan. In addition, 6,010,000 (March 31, 2011, 6,010,000 and March 31, 2010, 6,010,000) options were issued outside of ZIM’s Employee Stock Option Plan and are outstanding. Stock options are granted with an exercise price equal to the common share’s fair market value at the date of grant. Options are granted periodically and both the maximum term of an option and the vesting period are set at the Board's discretion. All options granted in fiscal year 2012 vested on the day of the grant and have a three year term. The expected life of the grants due to forfeitures and exercise of options is estimated based on recent history and is 3.0 years.

The company recognized the following expense relating to stock options and grants:

	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2010
	$	$	$
Options compensation expense for employees	3,339	26,428	72,302
Options compensation expense for consultants	23,957	45,085	8,875
Stock grant compensation expense for executive officers	-	100,000	31,007
Total expense	27,296	171,513	112,184

All options granted vested on the day of the grant resulting in the Company not having any non-vested awards as of March 31, 2012, March 31, 2011 or March 31, 2010.

A summary of the status of the stock options is as follows:

	March 31, 2012		March 31, 2011		March 31, 2010
	Number of options outstanding	Weighted average exercise price	Number of options outstanding	Weighted average exercise price	Number of options outstanding	Weighted average exercise price
		$		$		$
Options outstanding, beginning of year	26,215,382	0.009	25,901,445	0.015	27,393,073	0.034
Granted	5,373,595	0.009	10,311,528	0.012	10,891,822	0.009
Exercised	-		-	-	-	-
Expired	(5,550,992)	0.006	(9,997,591)	0.027	(12,383,450)	0.052
Options outstanding, end of year	26,037,985	0.010	26,215,382	0.009	25,901,445	0.015

The following table represents a summary of the options outstanding as at March 31, 2012:

	Options outstanding and exercisable
Range of exercise prices	Number outstanding at March 31, 2012	Weighted average remaining contractual life	Weighted average exercise price
$		Years	$
0.002-0.004	2,910,843	0.25	0.0024
0.004-0.008	-	-	-
0.008-0.012	20,083,793	1.48	0.0100
0.012-0.016	-	-	-
0.016-0.020	3,043,349	1.17	0.0181
	26,037,985	1.30	0.0101

The weighted average grant-date fair value of options granted in fiscal 2012, 2011, and 2010 were $0.0050, $0.0120, and $0.0088 respectively.

As at March 31, 2012 there were 3,320,844 options in the money with a total intrinsic value of $20,560.

EMPLOYEE AND NON-EMPLOYEE OPTIONS

During the year ended March 31, 2012, 725,000 options were granted to employees. In the year ended March 31, 2011, 2,339,183 options were granted to employees. In fiscal 2010, 9,259,319 options were granted to employees.

During the year ended March 31, 2012, 4,648,595 options were granted to non-employees. In the year ended March 31, 2011, 7,972,345 options were granted to non-employees. In fiscal 2010, 1,632,503 options were granted to non-employees.

No options have been granted with exercise prices below the market price on the respective grant dates during the year ended March 31, 2012, March 31, 2011 or March 31, 2010.

Interest	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Interest

14 - INTEREST

	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2010
	$	$	$

Interest income	132,720	112,496	40,871
Interest expense	(7,829)	(4,218)	(10,256)
Total	124,891	108,278	30,615

Income Taxes	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Income Taxes

15 - INCOME TAXES

ASC 740 requires that the Company recognize in its financial statements the impact of a tax position if that position is more likely than not of not being sustained on an audit, based on the technical merits of the position.

The Company and its subsidiaries file income tax returns in Canadian, Brazil and U.S. federal jurisdictions, and various provincial jurisdictions. The Company’s federal income tax returns are generally subject to examination for a period of three years after filing of the respective return in the U.S., four years in Canada and five years in Brazil.

Income tax expense varies from the amount that would be computed by applying the basic federal and provincial income tax rates to loss before taxes, as follows:

	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2010
	$	$	$
Tax Rate, comprised of a federal rate of 11.00% and a provincial rate of 4.50% (2011, a federal rate of 11.00% and provincial rate of 4.87% - 2010, a federal rate of 11.00% and provincial rate of 5.5%)	15.50%	15.87%	16.50%

Expected Canadian Income Tax (Recovery)	24,070	17,222	14,983
Change in valuation allowance	(137,219)	(91,831)	(196,532)
Losses expired during the year	—	—	113,410
Permanent differences	4,409	27,744	25,860
Effect of changes in rates	—	(67)	96,375
Difference between Canadian and foreign tax rates	22,994	29,982	(9,465)
Adjustments to deferred tax assets	137,219	91,898	(58,475)
Refundable tax credits	(345,249)	(327,760)	(200,118)
Other	(1,983)	(5,492)	—
	(295,759)	(258,304)	(213,962)

The change in valuation allowance for originating temporary differences and losses available for carry forward, is calculated using an expected deferred tax rate of 15.50%, based on the application of the Small Business Deduction. The rate at which such amounts may be realized as disclosed as part of a deferred tax asset and related valuation allowance takes into account the enacted tax rate decreases over the expected period of realization.

Income tax recoveries of $295,759, $258,304, and $213,962 for the years ended March 31, 2012, March 31, 2011 and March 31, 2010, respectively, relate to refundable income tax credits for research and development in Canada, net of the tax expense on account of income in Brazil. The investment tax credits are subject to review and approval by taxation authorities and it is possible that the amounts granted will be different from the amounts recorded by the Company.

Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. The tax effects of temporary differences that gave rise to significant portions of the deferred tax asset and deferred tax liability are as follows:

	March 31, 2012	March 31, 2011	March 31, 2010
	$	$	$
Temporary differences
Losses available for carry forward	570,416	649,631	720,932
Property and equipment - differences in net book value and unamortized capital cost	153,800	145,876	143,234
Intangible assets - differences in net book value and tax basis	275,902	288,571	269,077
Unused scientific research and experimental development amounts deductible and investment tax credits available for carry forward	1,085,670	1,139,930	1,086,422
Gross deferred tax asset	2,085,788	2,223,007	2,219,665
Valuation allowance	(2,085,788)	(2,223,007)	(2,219,665)
Net deferred tax asset	—	—	—

The Company has federal and provincial non-capital losses available to reduce taxable income in Canada, which expire in the following years:

Federal & Provincial
$

2014	189,377
2015	1,641,020
2026	1,005,795
2027 and thereafter	653,395
3,489,587

As at March 31, 2012, the Company had accumulated unclaimed non-capital losses available of approximately $3,489,587 ($3,861,735 in 2011), ($3,326,074 in 2010). This amount can be carried forward indefinitely to reduce income taxes payable in future years.

The Company has federal scientific research and experimental development credits available to reduce income taxes in Canada, which expire in the following years:

2018	1,367
2019	7,368
2021	18,094
2022	354,540
2023	2,276
2034	2,851
Thereafter	8,304
394,800

Earnings (Loss) Per Share	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Earnings (Loss) Per Share

16 - EARNINGS (LOSS) PER SHARE

For the purposes of the earnings (loss) per share computation, the weighted average number of common shares outstanding has been used. Had the treasury stock method been applied to the unexercised share options, the effect on the earnings per share for the year ended March 31, 2012, would be negligible.

The following securities are considered "in the money" and could potentially dilute the basic earnings per share in the future but have not been included in diluted earnings per share because their effect was negligible:

	March 31, 2012	March 31, 2011	March 31, 2010

Stock options	2,910,843	8,112,875	8,529,438

Total options outstanding at March 31, 2012, 2011 and 2010 were 26,037,985, 26,215,382, and 25,901,445 respectively.

Financial Risks	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Financial Risks

17 - FINANCIAL RISKS

FOREIGN EXCHANGE RISK

The Company operates internationally, giving rise to significant exposure to market risks from fluctuations and the degree of volatility of foreign exchange rates. The Company is exposed to exchange risk due to the following financial instruments denominated in foreign currencies.

Cash and cash equivalents of $1,762,171 are comprised of $244,195 in cash and $1,517,976 in cash equivalents. The cash equivalents of $1,517,976 at March 31, 2012 (1,333,131 at March 31, 2011) are comprised of:

Held in Canada:

TD Waterhouse at 1.25% - $100,993 ($100,901 CDN) – Payable on demand.

Held in Brazil:

Bank Deposit Certificate (CDB) at 8% per annum plus inflation - $1,416,983 (R$2,580,555) – Payable on demand. Of these deposits R$180,000 are secured by Government Deposit Insurance.

Cash and cash equivalents includes the following amounts in their source currency:

	March 31, 2012	March 31, 2011

Canadian dollars	145,454	122,614
US dollars	44,127	59,464
Brazilian reals	2,819,710	2,548,542
British pounds	10,567	6,319
Euros	5,076	7,878

Accounts receivable include the following amounts receivable in their source currency:

	March 31, 2012	March 31, 2011

Canadian dollars	27,074	16,083
US dollars	102,726	81,397
Brazilian reals	94,057	4,089
British pounds	438	774
Euros	6,432	11,797

Accounts payable include the following amounts payable in their source currency:

	March 31, 2012	March 31, 2011

Canadian dollars	19,629	13,423
US dollars	3,541	10,003
Brazilian reals	805	10,855
British pounds	100	309

Accrued liabilities include the following accruals in their source currency:

	March 31, 2012	March 31, 2011

Canadian dollars	26,457	76,727
US dollars	11,709	9,938
Brazilian reals	27,675	719

The Company does not use derivative financial instruments to reduce its foreign exchange risk exposure.

CREDIT RISK

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments. Credit exposure is minimized by dealing with only creditworthy counterparties in accordance with established credit approval policies.

Concentration of credit risk in accounts receivable is indicated below by the percentage of the total balance receivable from customers in the specified geographic area:

	March 31, 2012	March 31, 2011

Canada	14%	7%
North America, excluding Canada	54%	30%
South America	27%	56%
Great Britain	0%	0%
Europe, excluding Great Britain	5%	7%
	100%	100%

FAIR VALUE

The carrying values of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities approximate their fair value due to the relatively short periods to maturity of the instruments.

Commitments and Contingencies	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Commitments and Contingencies

18 – COMMITMENTS AND CONTINGENCIES

OPERATING LEASE COMMITMENTS

The Company has the following financial commitments related to minimum rent expenses for facilities:

$
2013	55,407
2014	55,407
2015	55,407
2016	32,321
Total	198,542

For the year ended March 31, 2012, facilities expense was $132,927 ($123,546 for the year ended March 31, 2011 and $110,970 for the year ended March 31, 2010). The lease was renewed for 5 years on November 1, 2010.

OTHER

The Company is committed to pay an arm's length third party $75,000 upon the listing of ZIM Corporation’s common shares on a national securities exchange.

Supplemental Cash Flow Disclosure	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Supplemental Cash Flow Disclosure

19 - SUPPLEMENTAL CASH FLOW DISCLOSURE

	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2010
	$	$	$
Interest paid	(7,829)	(4,218)	(10,256)
Income taxes paid	(49,693)	(96,539)	(26,514)
Income taxes received	357,477	270,886	260,433

Segment Reporting	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Segment Reporting

20- SEGMENT REPORTING

The Company operates in two reportable segments based on product differentiation: mobile and enterprise software. Mobile applications involve providing SMS and other content applications and services for mobile devices. Enterprise software involves providing enterprise software for designing, developing and manipulating database systems and applications.

The Company considers all revenues and expenses to be of an operating nature and accordingly, allocates them to the segments. Costs specific to a segment are charged directly to the segment. Company operating expenses are allocated to either of the segments based on gross revenues. Significant assets of the Company include working capital, an investment and property and equipment. The accounting policies of the reportable segments are the same as those described in the summary of the significant accounting policies.

The following table sets forth external revenues, cost of revenues (including depreciation expense), operating expenses (including depreciation expense) and other amounts attributable to these product lines:

Year ended March 31, 2012	Mobile	Software	Total
	$	$	$
Revenue	179,184	1,679,356	1,858,540
Cost of revenue	45,214	113,166	158,380
Gross margin	133,970	1,566,190	1,700,160

Allocation of operating expenses	131,534	1,537,717	1,669,251
Allocation of interest income, net	(9,841)	(115,050)	(124,891)
Income tax benefit	(23,305)	(272,454)	(295,759)
	98,388	1,150,723	1,249,111

Net income	35,582	415,467	451,049

Year ended March 31, 2011	Mobile	Software	Total
	$	$	$
Revenue	280,339	1,729,432	2,009,771
Cost of revenue	71,902	189,535	261,437
Gross margin	208,437	1,539,897	1,748,334

Allocation of operating expenses	208,411	1,539,708	1,748,119
Allocation of interest income, net	(12,909)	(95,369)	(108,278)
Income tax benefit	(30,795)	(227,509)	(258,304)
	164,707	1,216,830	1,381,537

Net income	43,730	323,067	366,797

Year ended March 31, 2010	Mobile	Software	Total
	$	$	$
Revenue	320,784	1,276,681	1,597,465
Cost of revenue	80,010	98,452	178,462
Gross margin	240,774	1,178,229	1,419,003

Allocation of operating expenses	259,651	1,270,605	1,530,256
Gain on disposition of assets Other income	(43) (171,400)	- -	(43) (171,400)
Allocation of interest income, net	(5,195)	(25,420)	(30,615)
Income tax benefit	(36,305)	(177,657)	(213,962)
	46,708	1,067,528	1,114,236

Net income	194,066	110,701	304,767

No customers generated over 10% of revenue for the years ended March 31, 2012 or 2011 or 2010.

The following table sets forth total assets used by each segment:

TOTAL ASSETS	March 31, 2012	March 31, 2011	March 31, 2010
	$	$	$
Mobile	256,289	343,035	367,001
Software	2,402,001	2,116,206	1,460,618
Total assets	2,658,290	2,459,241	1,827,619

The following tables set forth external revenues and long-lived assets attributable to geographic areas. External revenues are based on the location of the customer:

	March 31, 2012	March 31, 2011	March 31, 2010
	$	$	$
Long-lived assets
Canada	31,237	34,940	60,907
Brazil	2,634	3,940	4,937
Total long-lived assets	33,871	38,880	65,844

Total Revenue	Year ended March 31, 2012	Year ended March 31, 2011	Year ended March 31, 2010
	$	$

United States	203,625	390,064	360,795
United Kingdom	44,436	7,914	45,663
Europe	67,077	58,583	41,944
Brazil	1,074,938	1,320,805	917,036
Canada	373,631	169,168	209,578
Other	94,834	73,237	22,449
Total revenue	1,858,540	2,009,771	1,597,465

Management evaluates each segment’s performance based upon revenues and gross margins achieved.

Subsequent Events	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Subsequent Events	21 – SUBSEQUENT EVENTS None.